Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Leases range, description			These leases generally have an initial term ranging from five to ten years, with the option to extend the lease for one to five years.		These leases generally have an initial term ranging from five to ten years, with the option to extend the lease for one to five years.
Asset retirement obligations			$ 1,000,000.0		$ 800,000	$ 600,000
Negative variable lease cost	$ 0	$ 100,000	0	$ 100,000	200,000
Material leases amount			$ 0		$ 0